Consolidated Statements of Stockholders Equity (USD $) In Thousands, except Share data	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Income [Member]	Unearned ESOP Shares [Member]
Beginning Balance at Dec. 31, 2012	$ 26,411			$ 26,411
Net income (loss)	141			141
Ending Balance at Dec. 31, 2013	26,552			26,552
Net income (loss)	(2,461)			(2,461)
Proceeds from issuance of common stock	37,399	39	37,360
Proceeds from issuance of common stock, shares		3,893,440
Issuance of common stock for Employee Stock Ownership Plan		3	3,383		(3,386)
Issuance of common stock for Employee Stock Ownership Plan, shares	327,275	338,560
Employee Stock Ownership Plan allocation to participants	136		23		113
Ending Balance at Dec. 31, 2014	$ 61,626	$ 42	$ 40,766	$ 24,091	$ (3,273)
Ending Balance, Shares at Dec. 31, 2014		4,232,000